Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement [Line Items]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and EarlyBirdCapital purchased an aggregate of 390,000 Private Units at a price of $10.00 per Private Unit in a private placement (the “Private Placement”), generating gross proceeds of $3,900,000.

On March 19, 2021, simultaneous with the exercise of the over-allotment option, the Sponsor and EarlyBirdCapital purchased an aggregate of 26,000 additional Private Units, at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $260,000.

The Private Units (and underlying Private Subunits, Private Shares, and Private Warrants) are identical to the Public Units except that the Private Warrants included in the Private Units: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchasers or any of their permitted transferees. If the Private Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

The Company’s initial stockholders have agreed (A) to vote the Private Shares contained in the Private Subunits in favor of any proposed Business Combination, (B) not to convert any Private Subunits in connection with a stockholder vote to approve a proposed initial Business Combination or sell any Private Shares to the Company in a tender offer in connection with a proposed initial Business Combination and (C) that the Private Subunits shall not participate in any liquidating distribution from the Trust Account upon winding up if a Business Combination is not consummated. In the event of a liquidation prior to the initial Business Combination, the Private Units will likely be worthless.

Archimedes Tech Spac Partners Co [Member]
Private Placement [Line Items]
Private Placement

Note 5 — Private Placement

Simultaneously with the closing of the IPO, the Sponsor and EarlyBirdCapital purchased an aggregate of 390,000 Private Units at a price of $10.00 per Private Unit in a private placement (the “Private Placement”), generating gross proceeds of $3,900,000.

On March 19, 2021, simultaneous with the exercise of the over-allotment option, the Sponsor and EarlyBirdCapital purchased an aggregate of 26,000 additional Private Units, at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $260,000.

The Private Units (and underlying Private Subunits, Private Shares, and Private Warrants) are identical to the Public Units except that the Private Warrants included in the Private Units: (i) will not be redeemable by the Company and (ii) may be exercised for cash or on a cashless basis, so long as they are held by the initial purchasers or any of their permitted transferees. If the Private Warrants are held by holders other than the initial purchasers or any of their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by the holders on the same basis as the Public Warrants.

The Company’s initial stockholders have agreed (A) to vote the Private Shares contained in the Private Subunits in favor of any proposed Business Combination, (B) not to convert any Private Subunits in connection with a stockholder vote to approve a proposed initial Business Combination or sell any Private Shares to the Company in a tender offer in connection with a proposed initial Business Combination and (C) that the Private Subunits shall not participate in any liquidating distribution from the Trust Account upon winding up if a Business Combination is not consummated. In the event of a liquidation prior to the initial Business Combination, the Private Units will likely be worthless.